Note 3 - Loans	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Financing Receivables [Text Block]

3.         Loans

Major categories of loans are summarized as follows as of December 31 (in thousands):

	2024	2023

Commercial	$87,990	$73,142
Commercial real estate	212,595	182,463
Residential mortgage	121,345	118,934
Home equity	7,186	5,800
Consumer, automobile	6,516	6,546
Consumer, other	1,526	1,787

	437,158	388,672
Less: net deferred loan fees	(819)	(748)

Total loans net of deferred loan fees	436,339	387,924

Less: allowance for credit losses	(4,379)	(3,861)

Net Loans	$431,960	$384,063

In the normal course of business, loans are extended to directors, executive officers, and their affiliates.

A summary of loan activity for those directors, executive officers, and their affiliates is as follows (in thousands):

December 31, 2023	New Loans	Repayments	December 31, 2024

$3,574	$2,898	$(910)	$5,562

December 31, 2022	New Loans	Repayments	December 31, 2023

$3,854	$94	$(374)	$3,574

The Company grants commercial, residential, and personal loans to customers primarily in Union, Centre, and Snyder Counties, Pennsylvania. Although the Company has a diversified loan portfolio, a significant portion of its debtors' ability to honor their contracts is dependent on the economic conditions within this region. Additionally, approximately 15% and 16% of the Company's loans at December 31, 2024 and 2023, respectively, are to individuals and corporations in the agricultural business.